Financial Assets (Details) - Schedule of Maturities of These Hedge Instruments - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets - Schedule of Maturities of These Hedge Instruments [Line Items]
Swap	$ 2,378	$ 14,480
Forward		27,300
Not later than one month [Member]
Financial Assets - Schedule of Maturities of These Hedge Instruments [Line Items]
Swap	998
Forward
Later than one month and not later than three months [Member]
Financial Assets - Schedule of Maturities of These Hedge Instruments [Line Items]
Swap		3,980
Forward		24,382
Later than three months and not later than six months [Member]
Financial Assets - Schedule of Maturities of These Hedge Instruments [Line Items]
Swap	871	4,725
Forward		2,918
Later than six months and not later than one year [Member]
Financial Assets - Schedule of Maturities of These Hedge Instruments [Line Items]
Swap	509	4,149
Forward
Later than one year [Member]
Financial Assets - Schedule of Maturities of These Hedge Instruments [Line Items]
Swap		1,626
Forward